Segment information	12 Months Ended
Dec. 31, 2021
Segment information
Segment information

6 Segment information

Following the acquisition of Alexion, the Group has reviewed its assessment of reportable segments under IFRS 8 ‘Operating Segments’ and concluded that the Group continues to have one reportable segment.

This determination is considered to be a Key Judgement and this judgement has been taken with reference to the following factors:

1 The level of integration across the different functions of the Group’s pharmaceutical business:

AstraZeneca is engaged in a single business activity of pharmaceuticals and the Group does not have multiple operating segments. AstraZeneca’s pharmaceuticals business consists of the discovery and development of new products, which are then manufactured, marketed and sold. All of these functional activities take place (and are managed) globally on a highly integrated basis. These individual functional areas are not managed separately.

2 The identification of the Chief Operating Decision Maker (CODM) and the nature and extent of the financial information reviewed by the CODM:

The SET, established and chaired by the CEO, is the vehicle through which the CEO exercises the authority delegated to him from the Board for the management, development and performance of AstraZeneca as a whole. It is considered that the SET is AstraZeneca’s Chief Operating Decision Making body (as defined by IFRS 8). The operation of the SET is principally driven by the management of the Commercial operations, R&D, manufacturing and supply and enabling functions. All significant operating decisions are undertaken by the SET. While members of the SET have responsibility for implementation of decisions in their respective areas, operating decision making is at SET level as a whole. Where necessary, these are implemented through cross-functional sub-committees that consider the Group-wide impact of a new decision. For example, product launch decisions would be initially considered by the SET and, on approval, passed to an appropriate sub team for implementation. The ability of the enterprise to develop, produce, deliver and commercialise a wide range of pharmaceutical products are central to the SET decision-making process.

In assessing performance, the SET reviews financial information on an integrated basis for the Group as a whole, substantially in the form of, and on the same basis as, the Group’s IFRS Financial Statements. The high upfront cost of discovering and developing new products, coupled with the relatively insignificant and stable unit cost of production, means that there is not the clear link that exists in many manufacturing businesses between the revenue generated on an individual product sale and the associated cost and hence margin generated on a product. Consequently, the profitability of individual drugs or classes of drugs is not considered a key measure of performance for the business and is not monitored by the SET. The focus of additional financial information reviewed is at brand sales and gross margin level within specific geographies. Expenditure analysis is completed for the science units, operations and enabling functions; there is no allocation of these centrally managed group costs to the individual product or brands. The bonus of SET members’ continues to be derived from the Group scorecard outcome as discussed in our Directors’ Remuneration Report.

3 How resources are allocated:

Resources are allocated on a Group-wide basis according to need. In particular, capital expenditure, in-licensing, and R&D resources are allocated between activities on merit, based on overall therapeutic considerations and strategy under the aegis of the Group’s Early Stage Product Committees and Late Stage Product Committees.

Geographic areas

The following table shows information for Total Revenue by geographic area and material countries. The additional tables show the Operating profit and Profit before tax made by companies located in that area, together with Non-current assets, Total assets, assets acquired, net operating assets, and Property, plant and equipment owned by the same companies. Product Sales by geographic market are included in the area/country where the legal entity resides and from which those sales were made.

			Total Revenue
	2021	2020	2019
	$m	$m	$m
UK	3,245	1,741	1,822

Rest of Europe
France	915	653	578
Germany	1,486	937	704
Italy	577	431	396
Spain	578	398	359
Sweden	2,322	1,026	834
Others	1,949	1,391	1,291
	7,827	4,836	4,162
The Americas
Canada	772	596	466
US	12,047	8,955	8,047
Others	1,203	761	814
	14,022	10,312	9,327
Asia, Africa & Australasia
Australia	547	282	266
China	6,002	5,345	4,867
Japan	3,395	2,567	2,522
Others	2,379	1,534	1,418
	12,323	9,728	9,073
Total Revenue	37,417	26,617	24,384

Total Revenue outside of the UK totalled $34,172m for the year ended 31 December 2021 (2020: $24,876m; 2019: $22,562m).

		Operating profit/(loss)			(Loss)/profit before tax
	2021	2020	2019	2021	2020	2019
	$m	$m	$m	$m	$m	$m
UK	(950)	824	466	(1,477)	518	93
Rest of Europe	2,999	2,838	1,502	2,682	2,356	1,006
The Americas	(1,936)	758	(8)	(2,401)	297	(474)
Asia, Africa & Australasia	943	742	964	931	745	923
Continuing operations	1,056	5,162	2,924	(265)	3,916	1,548

			Non-current assets	[1]			Total assets
	2021	2020	2019		2021	2020	2019
	$m	$m	$m		$m	$m	$m
UK	7,692	7,900	6,874		16,615	17,851	15,302
Rest of Europe	39,171	15,821	15,245		48,383	19,738	18,182
The Americas	26,570	18,501	19,663		34,301	23,640	23,380
Asia, Africa & Australasia	1,254	1,354	1,253		6,064	5,500	4,513
Continuing operations	74,687	43,576	43,035		105,363	66,729	61,377

			Assets acquired	[2]		Net operating assets		[3]
	2021	2020	2019		2021	2020	2019
	$m	$m	$m		$m	$m	$m
UK	810	1,611	2,255		3,239	5,244	4,206
Rest of Europe	26,527	505	386		40,161	10,242	9,201
The Americas	10,810	286	236		24,786	15,697	15,929
Asia, Africa & Australasia	94	116	120		736	607	1,432
Continuing operations	38,241	2,518	2,997		68,922	31,790	30,768

1	Non-current assets exclude Deferred tax assets and Derivative financial instruments.
2	Included in Assets acquired are those assets that are expected to be used during more than one period (Property, plant and equipment, Goodwill and Intangible assets) and include those acquired through business combinations (Note 27).
3	Net operating assets exclude short-term investments, cash, short-term borrowings, loans, Derivative financial instruments, retirement benefit obligations and non-operating receivables and payables.

		Property, plant and equipment
	2021	2020	2019
	$m	$m	$m
UK	2,542	2,227	1,920
Ireland	969	–	–
Sweden	1,593	1,755	1,488
US	2,660	2,662	2,758
Rest of the world	1,419	1,607	1,522
Continuing operations	9,183	8,251	7,688

Geographic markets

The table below shows Product Sales in each geographic market in which customers are located.

	2021	2020	2019
	$m	$m	$m
UK	1,206	611	458
Rest of Europe	6,792	4,446	3,891
The Americas	14,893	10,004	9,032
Asia, Africa & Australasia	13,650	10,829	10,184
Continuing operations	36,541	25,890	23,565

Product Sales are recognised when control of the goods has been transferred to a third party. A significant proportion of this is upon delivery of the products to wholesalers. One wholesaler (2020: one; 2019: one) individually represented greater than 10% of Product Sales. The value of Product Sales to this wholesaler was $4,862m (2020: $3,321m; 2019: $3,078m).